Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Current assets
Cash	$ 9,845	$ 9,678
Amounts receivable and prepaids	8,910	6,929
Investments	30,700	6,974
Digital currencies	260,806	161,645
Total current assets	310,261	185,226
Plant and equipment	109,065	95,356
Long term receivable	2,770	2,595
Deposits, net of provision	49,866	15,917
Right of use asset	6,625	8,488
Total assets	478,587	307,582
Current liabilities
Accounts payable and accrued liabilities	11,866	10,604
Current portion of convertible loan - liability component	2,929	1,679
Current portion of lease liability	2,701	2,525
Term loan	3,950	5,608
Current portion of loans payable	2,792	2,788
Current income tax liability	5,568	4,148
Total current liabilities	29,806	27,352
Convertible loan - liability component	66	1,875
Convertible loan - derivative component	13	120
Loans payable	8,920	10,400
Lease liability	3,836	5,728
Deferred tax liability	1,586	2,415
Total liabilities	44,227	47,890
Equity
Share capital	620,900	499,208
Equity reserve	30,421	24,741
Accumulated other comprehensive income	134,048	83,614
Accumulated deficit	(351,009)	(347,871)
Total equity	434,360	259,692
Total liabilities and equity	$ 478,587	$ 307,582